Rule 497(e)
                                                              File Nos. 33-49552
                                                                        811-6740

      SUPPLEMENT DATED APRIL 1, 1998 TO PROSPECTUS DATED SEPTEMBER 30, 1997

                     CITIFUNDS(sm) INSTITUTIONAL CASH RESERVES


The date of the Prospectus shall now be April 1, 1998.

The following new section should precede the "Investment Information" section on page 4 of the Prospectus:

CONDENSED FINANCIAL INFORMATION

The following table provides condensed financial information about the Fund for the period indicated. The information below should be read in conjunction with the unaudited financial statements of the Fund, which accompany the Statement of Additional Information.

CITIFUNDS INSTITUTIONAL CASH RESERVES
FINANCIAL HIGHLIGHTS (UNAUDITED)



                                                                  For the Period
                                                                October 17, 1997
                                                    (Commencement of Operations)
                                                            to February 28, 1998


--------------------------------------------------------------------------------
Net Asset Value, beginning of period                                 $1.00000
Net investment income                                                 0.02011
Less dividends from net investment income                            (0.02011)
--------------------------------------------------------------------------------
Net Asset Value, end of period                                       $1.00000
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)                            $435,977
Ratio of expenses to average net assets*                                 0.25%
Ratio of net investment income to average net assets                     5.67%
Total return                                                             2.03%**

Note: If agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the period indicated and the expenses were not reduced for the fees paid indirectly the ratios and net investment income per share would have been as follows:

Net investment income per share                                      $0.01979
RATIOS:
Expenses to average net assets                                           0.42%*
Net investment income to average net assets                              5.50%*
--------------------------------------------------------------------------------

*    Annualized
**   Not annualized
See notes to financial statements

                                                                     Rule 497(e)
                                                              File Nos. 33-49552
                                                                        811-6740

      SUPPLEMENT DATED APRIL 1, 1998 TO STATEMENT OF ADDITIONAL INFORMATION
                            DATED SEPTEMBER 30, 1997


                     CITIFUNDS(sm) INSTITUTIONAL CASH RESERVES


The date of the Statement of Additional Information shall now be April 1, 1998.

The second paragraph of the "Independent Accountants and Financial Statements" section on page 12 of the Statement of Additional Information is hereby amended in its entirety to read as follows:

         The unaudited financial statements of the Fund (Portfolio of Investments at February 28, 1998, Statement of Assets and Liabilities at February 28, 1998, Statement of Operations for the period from October 17, 1997 (commencement of operations) to February 28, 1998, Statement of Changes in Net Assets for the period from October 17, 1997 (commencement of operations) to February 28, 1998 and Financial Highlights for the period from October 17, 1997 (commencement of operations) to February 28, 1998) accompany this Statement of Additional Information.

CITIFUNDS INSTITUTIONAL CASH RESERVES
PORTFOLIO OF INVESTMENTS
(Unaudited)                                                    FEBRUARY 28, 1998

                                         PRINCIPAL
                                          AMOUNT
ISSUER                                (000'S OMITTED)             VALUE
--------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (YANKEE) -- 15.6%
--------------------------------------------------------------------------------
Bank of Nova Scotia
   5.79% due 3/16/98                     $10,000               $10,000,000
Bank of Tokyo Mitsubishi
   6.00% due 5/18/98                      12,000                12,000,000
CIBC
   5.52% due 6/01/98                      11,000                11,000,000
Commerzbank AG
   5.52% due 6/17/98                      12,000                12,000,000
Deutsche Bank AG
   5.50% due 4/15/98                       9,000                 9,000,000
Societe Generale Bank
   5.75% due 3/31/98                       9,000                 9,000,000
Swiss Bank
   6.02% due 6/12/98                       5,000                 5,003,736
                                                                ----------
                                                                68,003,736
                                                                ----------
COMMERCIAL PAPER -- 29.6%
--------------------------------------------------------------------------------
Associates Corp.
   of North America
   5.70% due 3/31/98                       8,000                 7,963,267
Bankers Trust N.Y
   5.38% due 6/26/98                      10,000                 9,826,644
Barton Capital Corp.
   5.50% due 4/20/98                       5,575                 5,533,265
Bear Steams Inc.
   5.50% due 5/29/98                      12,000                11,838,667
E I du Pont de
   Nemours & Co.
   5.55% due 3/06/98                      10,000                 9,993,833
Edison Asset
   Securitization
   5.50% due 4/14/98                      10,097                10,030,668
General Electric
   Capital Corp.
   5.45% due 6/01/98                      12,000                11,834,683
Goldman Sachs
   Group L.P.
   5.45% due 5/15/98                      10,000                 9,887,972
Grand Metropolitan
   Capital Corp.
   5.61% due 4/15/98                       5,000                 4,965,717
Merrill Lynch &
   Co. Inc.
   5.48% due 6/30/98                      12,000                11,780,800
Pooled Accounts
   Receivable Capital
   Corp
   5.53% due 3/16/98                       2,294                 2,289,067
   5.47% due 3/18/98                       9,188                 9,165,663
Twin Towers Inc.
   5.53% due 3/16/98                      12,000                11,974,193
Zeneca Wilmington Co.
   5.43% due 4/14/98                      12,000                11,922,170
                                                               -----------
                                                               129,006,609
                                                               -----------

DISCOUNT NOTE U.S. AGENCY -- 20.7%
--------------------------------------------------------------------------------
Student Loan Marketing
   Association
   5.59% due 3/02/98                      90,000                90,000,000
                                                               -----------

FLOATING RATE NOTES -- 10.8%
--------------------------------------------------------------------------------
Morgan Guaranty
   Trust Co.
   5.77% due 3/23/98                       9,000                 9,000,052
Steers
   5.625% due 11/10/98                    10,000                 9,998,654
Strategic Money
   Market Trust
   5.625% due 3/05/99                     12,000                12,000,000
Strats Trust
   5.639% due 12/15/98                    10,000                10,000,000
Triangle Funding Ltd.
   5.592% due 11/16/98                     6,000                 6,000,000
                                                               -----------
                                                                46,998,706
                                                               -----------

TIME DEPOSIT -- 12.0%
--------------------------------------------------------------------------------
Chase Manhattan Bank
   5.44% due 3/02/98                      21,000                21,000,000
Svenska Handelsbanken
   Grand Cayman
   5.406% due 3/02/98                     16,491                16,491,000
Westdeutsche Landesbank
   5.44% due 3/02/98                      15,000                15,000,000
                                                               -----------
                                                                52,491,000
                                                               -----------

CITIFUNDS INSTITUTIONAL CASH RESERVES
PORTFOLIO OF INVESTMENTS
(Unaudited)                                                    FEBRUARY 28, 1998

                                         PRINCIPAL
                                          AMOUNT
ISSUER                                (000'S OMITTED)             VALUE
--------------------------------------------------------------------------------

UNITED STATES
GOVERNMENT AGENCY -- 8.0%
--------------------------------------------------------------------------------
Federal Home Loan
   Mortgage Discount
   Notes
   5.61% due 3/02/98                      $35,000             $ 35,000,000
                                                             -------------

REPURCHASE AGREEMENTS -- 3.4%
--------------------------------------------------------------------------------
CIBC/Wood Gundy
   Repurchase Agreement
   5.62% ue 3/02/98
   (collateralized by $7,996,000
   U.S. Treasury Bond
   8.125% due 5/15/21,
   valued at $10,094,950
   and $5,000,000
   U.S. Treasury Bond
   6.25% due 8/15/23,
   valued at $5,157,813)                                        15,000,000
                                                             -------------




ISSUER                                                             VALUE
--------------------------------------------------------------------------------
Total Investments at
   Amortized Cost                                 100.1%      $436,500,051
Other Assets,
   Less Liabilities                                (0.1)          (523,087)
                                                             -------------
Net Assets                                        100.0%      $435,976,964
                                                             =============

See notes to financial statements

CITIFUNDS INSTITUTIONAL CASH RESERVES
STATEMENT OF ASSETS AND LIABILITIES
FOR THE PERIOD FEBRUARY 28, 1998 (Unaudited)
================================================================================

ASSETS:
Investment, at amortized cost (Note 1A)                             $436,500,051
Cash                                                                         647
Interest receivable                                                      860,149
--------------------------------------------------------------------------------
   Total assets                                                      437,360,847
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                      1,196,227
Payable to affiliate:
    Management fees (Note 3)                                              31,317
Accrued expenses and other liabilities                                   156,339
--------------------------------------------------------------------------------
   Total liabilities                                                   1,383,883
--------------------------------------------------------------------------------
NET ASSETS for 435,976,964 shares of beneficial
   interest outstanding                                             $435,976,964
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                     $435,976,964
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE            $1.00
--------------------------------------------------------------------------------


CITIFUNDS INSTITUTIONAL CASH RESERVES
STATEMENT OF OPERATIONS
FOR THE PERIOD OCTOBER 17, 1997* TO FEBRUARY 28, 1998 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1B)                                           $5,021,112
EXPENSES:
Management fees (Note 3)                                 $127,046
Registration fees                                          88,709
Custodian fees                                             55,746
Distribution fees (Note 4)                                 42,349
Auditing fees                                              11,364
Shareholder reports                                         9,998
Legal fees                                                  6,800
Transfer agent fees                                         5,500
Trustee fees                                                3,107
Miscellaneous                                               7,886
--------------------------------------------------------------------------------
    Total expenses                                        358,505
--------------------------------------------------------------------------------
    Less aggregate amount waived by the Manager
      and Distributor (Notes 3 and 4)                    (138,077)
    Less fees paid indirectly (Note 1E)                        (9)
--------------------------------------------------------------------------------
      Net expenses                                                       220,419
--------------------------------------------------------------------------------
      Net investment income                                           $4,800,693
--------------------------------------------------------------------------------
* Commencement of operations

See notes to financial statements

CITIFUNDS INSTITUTIONAL CASH RESERVES
STATEMENT OF CHANGES IN NET ASSETS
                                                                    PERIOD
                                                               OCTOBER 17, 1997*
                                                                      TO
                                                               FEBRUARY 28, 1998
                                                                  (Unaudited)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income, declared as dividends to
   shareholders (Note 2)                                          $ 4,800,693
--------------------------------------------------------------------------------
TRANSACTIONS  IN SHARES OF BENEFICIAL  INTEREST AT
NET ASSETS VALUE OF $1.00 PER SHARE (Note 5):
Net proceeds from sale of shares                                1,277,821,048
Cost of shares repurchased                                       (841,844,084)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                        435,976,964
NET ASSETS:
Beginning of period                                                        --
--------------------------------------------------------------------------------
End of period                                                   $ 435,976,964
--------------------------------------------------------------------------------



CITIFUNDS INSTITUTIONAL CASH RESERVES
FINANCIAL HIGHLIGHTS
                                                                    PERIOD
                                                             OCTOBER 17, 1997***
                                                                      TO
                                                              FEBRUARY 28, 1998
                                                                  (Unaudited)
================================================================================
Net Asset Value, beginning of period                                 $1.00000
Net investment income                                                 0.02011
Less dividends from net investment income                            (0.02011)
--------------------------------------------------------------------------------
Net Asset Value, end of period                                       $1.00000
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)                            $435,977
Ratio of expenses to average net assets                                 0.25%*
Ratio of net investment income to average net assets                    5.67%*
Total return                                                            2.03%**

Note: If agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the period indicated and the expenses were not reduced for the fees paid indirectly the ratios and net investment income per share would have been as follows:

Net investment income per share                                      $0.01979
RATIOS:
Expenses to average net assets                                          0.42%*
Net investment income to average net assets                             5.50%*

   *Annualized
  **Not annualized
 ***Commencement of operations

See notes to financial statements

CITIFUNDS INSTITUTIONAL CASH RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Institutional Cash Reserves (the "Fund") is a separate non-diversified series of CitiFunds Institutional Trust (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Manager of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFBDS") acts as the Fund's Sub-Administrator and Distributor.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:
   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a Fund security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.
   B. INTEREST INCOME AND EXPENSES Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Fund, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Fund are accrued daily.
   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary.
   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.
   E. FEES PAID INDIRECTLY The Fund's custodian bank calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.
   F. REPURCHASE AGREEMENTS It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securi-

CITIFUNDS INSTITUTIONAL CASH RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

ties held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   G. OTHER -- Purchases, and maturities and sales of money market instruments are accounted for on the date of the transaction.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 4:00 pm, Eastern standard time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash on or prior to the last business day of the month.

3. MANAGEMENT FEES Citibank is responsible for overall management of the Funds' business affairs, and has a separate Management Agreement with each of the Funds. Citibank also provides certain administrative services to the Funds. These administrative services include providing general office facilities and supervising the overall administration of the Funds. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS.

   The management fees paid to Citibank, as compensation for overall investment management services amounted to $127,046, of which $95,728 was voluntarily waived for the period ended February 28, 1998. The management fees are computed at an annual rate of 0.20% of the Fund's average daily net assets.

4. DISTRIBUTION FEES The Fund has adopted a Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund pays fees for distribution, sales marketing and shareholder services at an annual rate not to exceed 0.10% of the Fund's average daily net assets. The Distribution fee amounted to $42,349 all of which was voluntarily waived for the period ended February 28, 1998.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

6. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments aggregated $4,486,974,203 and $4,050,474,151, respectively, for the period ended February 28, 1998.

CITIFUNDS INSTITUTIONAL CASH RESERVES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at February 28, 1998, for federal income tax purposes, amounted to $436,500,051.

8. LINE OF CREDIT The Fund, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the period ended February 28, 1998, the commitment fee allocated to the Fund was $211. Since the line of credit was established, there have been no borrowings.